Note 6 - Advances To Registered Representatives (Details) - Advances to Registered Representatives (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Investments in and Advances to Affiliates [Line Items]
Balance	$ 427,000	$ 641,000
Advances to Registered Representatives [Member]
Investments in and Advances to Affiliates [Line Items]
Balance	890,000	952,000
Advances	270,000	203,000
Amortization or repayment of advances	(349,000)	(265,000)
Balance	$ 811,000	$ 890,000